INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Summaryof Net Book Value of Investment Properties
17(a)    Net book value of investment properties

	Land not being used for operation	Office buildings for rent	Land leasehold right	Other	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2025
Cost	441	149	90	11	691
Less: Accumulated depreciation	—	(140)	(11)	(4)	(155)
Net book value	441	9	79	7	536

As of December 31, 2024
Cost	406	138	86	11	641
Less: Accumulated depreciation	—	(125)	(9)	(3)	(137)
Net book value	406	13	77	8	504

Summary of Reconciliation of Net Book Value of Investment Properties
A reconciliation of the net book value of investment properties was as follows :

	2025	2024
	US$’000	US$’000
Net book value at January 1	504	5,112
Transfer to assets classified as held for sale	—	(69)
Transfer to property plant and equipment	—	(4,353)
Depreciation (included in administrative expenses)	(8)	(25)
Exchange difference	40	(161)
Net book value at December 31	536	504

Summary of Amount Recognized in Profit or Loss Arising from Investment Properties
17(b)    The amount recognized in profit or loss arising from the investment properties

	2025	2024	2023
	US$’000	US$’000	US$’000
Rental income derived from investment properties	18	16	267
Direct operating expenses (including repairs and maintenance) generating rental income	(9)	(9)	(168)
Direct operating expenses (including repairs and maintenance) that did not generate rental income	(1)	(1)	(1)
Net profit arising from investment properties carried at cost	8	6	98

Summary of Fair Value of Investment Properties
The fair value of the investment properties are stated below:

	As of December 31,
	2025	2024
	US$’000	US$’000
Land not being used for operation	12,570	11,567
Office buildings for rent	481	494
Warehouse	—	—
Land leasehold right	93	91
Other	7	8